Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Investment Securities
4.	Investment Securities

The amortized cost and estimated fair value of investment securities held to maturity and available for sale at December 31, 2012, and December 31, 2011 are presented below:

	December 31, 2012
Available for Sale	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. Government agencies	$7,913	$102	$—	$8,015
States and political subdivisions—tax exempt	16,019	1,196	—	17,215
States and political subdivisions—taxable	509	64	—	573
Marketable equity securities	2,731	—	12	2,719
Mortgage-backed securities—residential issued by government sponsored entities	959,863	15,048	1,058	973,853
Industrial revenue bond	3,750	50	—	3,800
Corporate bonds	26	—	—	26
Trust preferred securities	250	—	4	246
Collateralized debt obligations	505	—	208	297

	$991,566	$16,460	$1,282	$1,006,744

	December 31, 2011
Available for Sale	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
States and political subdivisions—tax exempt	$31,552	$2,694	$1	$34,245
States and political subdivisions—taxable	7,216	486	—	7,702
Marketable equity securities	1,796	11	—	1,807
Mortgage-backed securities—residential issued by government sponsored entities	759,565	11,089	749	769,905
Mortgage backed securities—residential private label	5,799	57	129	5,727
Industrial revenue bond	3,750	—	—	3,750
Corporate bonds	2,934	—	124	2,810
Collateralized debt obligations	555	32	259	328

	$813,167	$14,369	$1,262	$826,274

Proceeds from sales and calls of securities available for sale were $496,304, $402,476 and $22,204 for the years ended December 31, 2012, 2011 and 2010, respectively. Gross gains of approximately $8,413, $5,386, and $0 were realized on these sales and calls during the years ended December 31, 2012, 2011 and 2010, respectively. For the years ended December 31, 2012, 2011 and 2010, net gains from investments including trading securities was $8,575, $4,738 and $0, respectively.

The table below presents a rollforward of the OTTI credit losses recognized in earnings for the year ended December 31, 2012 and December 31, 2011. The Company had no OTTI in the year ended December 31, 2010.

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Beginning balance	$616	$—	$—
Additions/subtractions:
Credit losses recognized during the period	44	616	—

Ending balance	$660	$616	$—

The estimated fair value of investment securities available for sale at December 31, 2012, by contractual maturity, are shown as follows. Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations without call or prepayment penalties. Debt securities not due at a single maturity date are shown separately.

	Estimated Fair Value	Yield
Due in one year or less	$978	1.59%
Due after one year through five years	1,823	2.88%
Due after five years through ten years	8,267	3.72%
Due after ten years	19,104	3.03%
Mortgage-backed securities—residential	973,853	1.53%

	$1,004,025	1.58%
Marketable equity securities	2,719

	$1,006,744

Securities with unrealized losses not recognized in income, and the period of time they have been in an unrealized loss position, are as follows:

	Less than 12 Months		12 Months or Longer		Total
December 31, 2012	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
Marketable equity securities	$988	$12	$—	$—	$988	$12
Mortgage-backed securities—residential	247,515	846	21,221	212	268,736	1,058
Trust preferred securities	246	4	—	—	246	4
Collateralized debt obligation	—	—	297	208	297	208

Total temporarily impaired	$248,749	$862	$21,518	$420	$270,267	$1,282

	Less than 12 Months		12 Months or Longer		Total
December 31, 2011	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
States and political subdivisions—tax exempt	$301	$1	$—	$—	$301	$1
Mortgage-backed securities—residential	102,057	878	—	—	102,057	878
Corporate bonds	2,019	124	—	—	2,019	124
Collateralized debt obligation	—	—	246	259	246	259

Total temporarily impaired	$104,377	$1,003	$246	$259	$104,623	$1,262

The Company owns a collateralized debt obligation (“CDO”) collateralized by trust preferred securities issued primarily by banks and several insurance companies. Valuation and measurement of other-than-temporary impairment (“OTTI”) of this investment falls under ASC 325-40, Beneficial Interests in Securitized Financial Assets. The Company compares the present value of expected cash flows to the previous estimate to ensure there are no adverse changes in the expected cash flows which would require the recognition of impairment. The Company utilizes a discounted cash flow valuation model which considers the structure and term of the CDO and the financial condition of the underlying issuers. Specifically, the model details interest rates, principal balances of note classes and underlying issuers, the timing and amount of interest and principal payments of the underlying issuers, and the allocation of the payments to the note classes. The current estimate of expected cash flows is based on the most recent trustee reports and any other relevant market information including announcements of interest payment deferrals or defaults by issuers of the underlying trust preferred securities. Assumptions used in the model include expected future default rates. Interest payment deferrals are generally treated as defaults even though they may not actually result in defaults.

Based on this analysis, as of December 31, 2012, the estimated fair value of the CDO improved by $50 during the period. In addition, the credit loss potential of the CDO improved. Since previous credit impairment was recognized, no recovery is allowed under U.S. GAAP. The CDO was recorded at fair value and the remaining unrealized loss was recognized as a component of accumulated other comprehensive income.

As of December 31, 2012, the Company’s security portfolio consisted of 123 securities, 18 of which were in an unrealized loss position. The majority of unrealized losses are related to the Company’s mortgage-backed securities.

The majority of the mortgage-backed securities at December 31, 2012 and December 31, 2011 were issued by U.S. government-sponsored entities and agencies, institutions which the government has affirmed its commitment to support. Unrealized losses associated with these securities are attributable to changes in interest rates and illiquidity, and not credit quality, and because the Company does not have the intent to sell these mortgage-backed securities and it is not more likely than not that it will be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2012, or December 31, 2011.

Investment securities having carrying values of approximately $403,628 at December 31, 2012 were pledged to secure public funds on deposit, securities sold under agreements to repurchase, and for other purposes as required by law.